SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
SUPPLEMENTAL FINANCIAL INFORMATION
Operating expenses
(in thousands)	2021	2020

Cost of goods and services sold:
Cost of goods sold-mineral concentrates	$-	$(526)
Operating Overheads:
Mining, other development expense	(2,630)	(1,165)
Milling, conversion expense	(2,697)	(1,769)
Less absorption:
- Mineral properties	46	39
- Milling	451	-
Cost of services-Closed Mines Services	(7,791)	(6,852)
Cost of goods and services sold	(12,621)	(10,273)
Reclamation asset amortization	(280)	(243)
Selling expenses	-	(14)
Sales royalties and non-income taxes	-	(64)
Operating expenses	$(12,901)	$(10,594)

Other income (expense)
(in thousands)	2021	2020

Gains (losses) on:
Foreign exchange	$(1,295)	$(529)
Disposal of property, plant and equipment	135	405
Fair value changes:
Investments-equity instruments (note 7)	10,454	5,046
Investments-uranium (note 7)	41,440	-
Warrants on investment (note 7)	1,149	-
Share purchase warrants (note 15)	(7,104)	-
Share purchase warrants issue expense (note 18)	(791)	-
Reclamation obligation adjustments (note 14)	585	(3,595)
Uranium investment carrying charges	(223)	-
Debt obligation adjustments (note 16)	4	2
Legal settlement (note 25)	-	(850)
Other	(191)	(574)
Other income (expense)	$44,163	$(95)

Finance income (expense)
(in thousands)	2021	2020

Interest income	$383	$291
Interest expense	(2)	(4)
Accretion expense:
Deferred revenue (note 12)	(3,098)	(3,058)
Post-employment benefits (note 13)	(23)	(57)
Reclamation obligations (note 14)	(1,343)	(1,352)
Debt obligations (note 16)	(44)	(56)
Finance expense, net	$(4,127)	$(4,236)

Depreciation expense
(in thousands)	2021	2020

Operating expenses:
Mining, other development expense	$(2)	$(3)
Milling, conversion expense	(2,053)	(1,730)
Cost of services	(179)	(192)
Exploration	(180)	(148)
Evaluation	(36)	(36)
General and administrative	(114)	(126)
Depreciation expense-gross	$(2,564)	$(2,235)

Employee benefits expense
(in thousands)	2021	2020

Salaries and short-term employee benefits	$(9,358)	$(7,405)
Share-based compensation (note 19)	(2,832)	(1,827)
Termination benefits	(125)	(35)
Employee benefits expense-gross	$(12,315)	$(9,267)

Lease related amounts
(in thousands of dollars)	2021	2020

Accretion expense on lease liabilities	$(44)	$(56)
Expenses relating to short-term leases	(3,920)	(2,287)
Expenses relating to non-short term low-value leases	(6)	(13)
Lease related expense-gross	$(3,970)	$(2,356)

Change in non-cash working capital items
(in thousands)	2021	2020

Change in non-cash working capital items:
Trade and other receivables	$(282)	$649
Inventories	(410)	220
Prepaid expenses and other assets	(183)	(422)
Accounts payable and accrued liabilities	676	(754)
Change in non-cash working capital items	$(199)	$(307)

Supplemental cash flow disclosure
(in thousands)	2021	2020

Supplemental cash flow disclosure:
Interest paid	$(2)	$(4)
Income taxes paid	-	-